Data Compare Summary (Total)
Run Date - 10/4/2019 2:34:38 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	228	0.00%	228
Amortization Term	0	228	0.00%	228
Amortization Type	0	228	0.00%	228
Borrower Self-Employed?	1	228	0.44%	228
City	0	228	0.00%	228
Contract Sales Price	0	125	0.00%	228
Doc Type	0	228	0.00%	228
First Payment Date	1	228	0.44%	228
Interest Collection Type	0	2	0.00%	228
Investor: Qualifying Total Debt Ratio	16	228	7.02%	228
Lien Position	0	228	0.00%	228
LTV Valuation Value	0	228	0.00%	228
Maturity Date	1	228	0.44%	228
Note Date	0	228	0.00%	228
Occupancy	0	228	0.00%	228
Original CLTV	0	228	0.00%	228
Original Interest Rate	0	228	0.00%	228
Original Loan Amount	0	228	0.00%	228
Original LTV	0	228	0.00%	228
Original Term	0	228	0.00%	228
Origination Channel	0	228	0.00%	228
Property Type	2	228	0.88%	228
Purpose	0	228	0.00%	228
Refi Purpose	0	91	0.00%	228
State	0	228	0.00%	228
Zip	0	228	0.00%	228
Total	21	5,462	0.38%	228